Deferred compensation awards - Activity relating to NSUs and CSUs (Detail)	12 Months Ended
	Mar. 31, 2026 ¥ / shares shares
NSUs [Member]
Outstanding
Outstanding (number of units), Beginning	17,525,289
Outstanding (number of units), Granted	17,728,234
Outstanding (number of units), Vested	(13,722,254)
Outstanding (number of units), Forfeited	(121,282)
Outstanding (number of units), Ending	21,409,987
Stock price
Stock price, Beginning | ¥ / shares	¥ 854
Stock price, Granted | ¥ / shares	929	[1]
Stock price, Vested | ¥ / shares	1,062	[2]
Stock price, Ending | ¥ / shares	¥ 1,046	[3]
CSUs [Member]
Outstanding
Outstanding (number of units), Beginning	3,152,678
Outstanding (number of units), Granted
Outstanding (number of units), Vested	(2,970,567)
Outstanding (number of units), Forfeited	(163,856)
Outstanding (number of units), Ending	18,255
Stock price
Stock price, Beginning | ¥ / shares	¥ 478
Stock price, Granted | ¥ / shares
Stock price, Vested | ¥ / shares	541	[2]
Stock price, Ending | ¥ / shares	¥ 1,113	[3]

[1]	Weighted-average price of NHI shares used to determine number of awards granted.
[2]	Weighted-average price of NHI shares used to determine the final cash settlement amount of the awards.
[3]	The price of NHI shares used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2025.